INTANGIBLE ASSETS - Schedule of intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	$ 83,834	$ 94,083
Amortization charges	(4,317)	(4,232)
Impairment charges	0	(4,991)
Assets acquired	601	5,977
Movement	(8,713)	(10,249)
Intangible assets other than goodwill at period end	75,121	83,834
Transgenic technology
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	0	0
Amortization charges	0	0
Impairment charges	0	0
Assets acquired	0	0
Movement	0	0
Intangible assets other than goodwill at period end	0	0
RUCONEST® for HAE (EU)
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	0	0
Amortization charges	0	0
Impairment charges	0	0
Assets acquired	0	0
Movement	0	0
Intangible assets other than goodwill at period end	0	0
Development costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	266	5,455
Amortization charges	0	0
Impairment charges	0	(4,991)
Assets acquired	0	0
Movement	(16)	(5,189)
Intangible assets other than goodwill at period end	250	266
Re-acquired rights and Licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	54,370	63,107
Amortization charges	(3,597)	(4,054)
Impairment charges	0	0
Assets acquired	0	0
Movement	(6,841)	(8,737)
Intangible assets other than goodwill at period end	47,529	54,370
Novartis License
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	25,185	24,667
Amortization charges	0	0
Impairment charges	0	0
Assets acquired	0	2,530
Movement	(1,482)	518
Intangible assets other than goodwill at period end	23,703	25,185
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	4,013	854
Amortization charges	(720)	(178)
Impairment charges	0	0
Assets acquired	601	3,447
Movement	(374)	3,159
Intangible assets other than goodwill at period end	3,639	4,013
Gross carrying amount, at cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	109,029	115,114
Transfer from PPE	0	175
Divestments	(6,431)	(3,244)
Currency translation	(6,479)	(8,993)
Intangible assets other than goodwill at period end	96,720	109,029
Gross carrying amount, at cost | Transgenic technology
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	0	3,256
Transfer from PPE	0	0
Divestments	0	(3,145)
Currency translation	0	(111)
Intangible assets other than goodwill at period end	0	0
Gross carrying amount, at cost | RUCONEST® for HAE (EU)
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	598	648
Transfer from PPE	0	0
Divestments	0	0
Currency translation	(35)	(50)
Intangible assets other than goodwill at period end	563	598
Gross carrying amount, at cost | Development costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	7,180	7,779
Transfer from PPE	0	0
Divestments	(6,431)	0
Currency translation	(499)	(599)
Intangible assets other than goodwill at period end	250	7,180
Gross carrying amount, at cost | Re-acquired rights and Licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	71,811	77,806
Transfer from PPE	0	0
Divestments	0	0
Currency translation	(4,228)	(5,995)
Intangible assets other than goodwill at period end	67,583	71,811
Gross carrying amount, at cost | Novartis License
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	25,185	24,667
Transfer from PPE	0	0
Divestments	0	0
Currency translation	(1,482)	(2,012)
Intangible assets other than goodwill at period end	23,703	25,185
Gross carrying amount, at cost | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	4,255	958
Transfer from PPE	0	175
Divestments	0	(99)
Currency translation	(235)	(226)
Intangible assets other than goodwill at period end	4,621	4,255
Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(18,281)	(18,664)
Transfer from PPE	0	(78)
Divestments	0	3,204
Currency translation	999	1,489
Intangible assets other than goodwill at period end	(21,599)	(18,281)
Accumulated Amortization | Transgenic technology
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	0	(3,213)
Transfer from PPE	0	0
Divestments	0	3,105
Currency translation	0	108
Intangible assets other than goodwill at period end	0	0
Accumulated Amortization | RUCONEST® for HAE (EU)
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(598)	(648)
Transfer from PPE	0	0
Divestments	0	0
Currency translation	35	50
Intangible assets other than goodwill at period end	(563)	(598)
Accumulated Amortization | Development costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	0	0
Transfer from PPE	0	0
Divestments	0	0
Currency translation	0	0
Intangible assets other than goodwill at period end	0	0
Accumulated Amortization | Re-acquired rights and Licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(17,441)	(14,699)
Transfer from PPE	0	0
Divestments	0	0
Currency translation	984	1,312
Intangible assets other than goodwill at period end	(20,054)	(17,441)
Accumulated Amortization | Novartis License
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	0	0
Transfer from PPE	0	0
Divestments	0	0
Currency translation	0	0
Intangible assets other than goodwill at period end	0	0
Accumulated Amortization | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(242)	(104)
Transfer from PPE	0	(78)
Divestments	0	99
Currency translation	(20)	19
Intangible assets other than goodwill at period end	(982)	(242)
Accumulated impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(6,914)	(2,367)
Divestments	6,431	40
Currency translation	483	404
Intangible assets other than goodwill at period end	0	(6,914)
Accumulated impairment | Transgenic technology
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	0	(43)
Divestments	0	40
Currency translation	0	3
Intangible assets other than goodwill at period end	0	0
Accumulated impairment | RUCONEST® for HAE (EU)
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	0	0
Divestments	0	0
Currency translation	0	0
Intangible assets other than goodwill at period end	0	0
Accumulated impairment | Development costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(6,914)	(2,324)
Divestments	6,431	0
Currency translation	483	401
Intangible assets other than goodwill at period end	0	(6,914)
Accumulated impairment | Re-acquired rights and Licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	0	0
Divestments	0	0
Currency translation	0	0
Intangible assets other than goodwill at period end	0	0
Accumulated impairment | Novartis License
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	0	0
Divestments	0	0
Currency translation	0	0
Intangible assets other than goodwill at period end	0	0
Accumulated impairment | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	0	0
Divestments	0	0
Currency translation	0	0
Intangible assets other than goodwill at period end	$ 0	$ 0